Fair Value Measurement and Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Liabilities Carried at Fair Value Measured on Recurring Basis
The following table provides the liabilities carried at fair value measured on a recurring basis as of September 30, 2018, which are included in other current liabilities on the Condensed Consolidated Balance sheet:

		Fair Value Measurements at September 30, 2018 Using
In thousands	Total Carrying Value at September 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap agreements	$87	$—	$87	$—
Total	$87	$—	$87	$—
The following table provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2017, which is included in other current liabilities on the Condensed Consolidated Balance sheet:

		Fair Value Measurements at December 31, 2017 Using
In thousands	Total Carrying Value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap agreements	$1,163	$—	$1,163	$—
Total	$1,163	$—	$1,163	$—

The following table provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2017, which are included in other current liabilities on the Consolidated Balance sheet:

		Fair Value Measurements at December 31, 2017 Using
	Total Carrying Value at December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
In thousands	2017	(Level 1)	(Level 2)	(Level 3)
Interest rate swap agreements	1,163	—	1,163	—
Total	$1,163	$—	$1,163	$—

The following table provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2016, which are included in other current liabilities on the Consolidated Balance sheet:

		Fair Value Measurements at December 31, 2016 Using
	Total Carrying Value at December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
In thousands	2016	(Level 1)	(Level 2)	(Level 3)
Interest rate swap agreements	3,888	—	3,888	—
Total	$3,888	$—	$3,888	$—

Estimated Fair Values and Related Carrying Values of Financial Instruments
The estimated fair values and related carrying values of the Company’s financial instruments are as follows:

	September 30, 2018		December 31, 2017
In thousands	Carrying Value	Fair Value	Carrying Value	Fair Value
Interest rate swap agreement	$87	$87	$1,163	$1,163
4.375% Senior Notes	248,759	254,408	248,567	262,033
3.45% Senior Notes	748,225	687,698	747,655	741,113
Floating Rate Notes 2021	496,495	501,065	—	—
4.15% Senior Notes	742,616	745,350	—	—
4.7% Senior Notes	1,239,417	1,232,300	—	—

The estimated fair values and related carrying values of the Company’s financial instruments are as follows:

	December 31, 2017		December 31, 2016
	Carry	Fair	Carry	Fair
In thousands	Value	Value	Value	Value
Interest rate swap agreements	$1,163	$1,163	$3,888	$3,888
4.375% Senior Notes	248,567	262,033	248,310	260,265
3.45% Senior Notes	747,655	741,113	747,474	719,273